Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information
Exploration and evaluation interests

Exploration and evaluation interests

The acquisition costs of mineral properties are capitalized as exploration and evaluation interests on a project-by-project basis, pending determination of the technical feasibility and the commercial viability of the project. Acquisition costs include cash or shares paid, liabilities assumed, and associated legal costs paid to acquire the interest, whether by option, purchase, staking, or otherwise. Costs of investigation incurred before the Company has obtained the legal right to explore an area are recognized in profit or loss.

Exploration and evaluation expenditures relate to costs incurred in the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include permitting; community engagement; researching and analyzing exploration data; conducting geological studies, exploratory drilling and sampling; examining and testing extraction and treatment methods; and evaluating the technical feasibility and commercial viability of extracting a mineral resource. The province of British Columbia has a Mineral Exploration Tax Credit (“METC”), whereby a company may receive a refundable tax credit of 20% or 30% for incurring qualified mineral exploration expenditures, for determining the existence, location, extent or quality of a mineral resource in the province of British Columbia. The Company recognizes METC as a reduction of exploration expenses in the period in which the qualifying expenditures are incurred. The amount ultimately recovered may be different from the amount initially recognized.

Unless indicated otherwise in the mineral property interests accounting policy information, all exploration and evaluation expenditures are expensed, with the exception of expenditures relating to the construction of mine-related infrastructure, which are capitalized to the exploration and evaluation asset to which they relate.

When economically viable reserves and technical feasibility have been determined, sufficient permits to proceed with development have been issued, and the decision to proceed with development has been approved by the Board of Directors (collectively, the “Development Stage Conditions”), the capitalized mineral property interest for that project and subsequent costs incurred for the development of that project are capitalized as mineral property, property, plant and equipment once an impairment test has been completed. On December 31, 2024, the Company met all the Development Stage Conditions relating to the Eskay Project. As such, the Company performed an impairment test upon transitioning the Eskay Project from exploration and evaluation to development stage.

The Company records the proceeds from the initial sale of a royalty interest as a reduction in the carrying amount of the mineral property interest to which it relates, and does not recognize any gain or loss on such royalty interest transactions in profit or loss until the consideration received is in excess of the carrying amount of the associated asset. When the Company exercises its contractual right to repurchase a royalty interest on one of its exploration and evaluation assets in contemplation of reselling it to a third party, the Company recognizes a gain on the repurchase and resale of the royalty interest in profit or loss only when the resale transaction has closed.

Mineral property, plant and equipment

Mineral property, plant and equipment

Mineral property

The cost of mineral property includes:

●	Costs reclassified from exploration and evaluation assets;
●	Capitalized development costs;
●	Construction costs;
●	Initial development stripping and deferred stripping costs;
●	Estimates related to reclamation and closure cost obligations; and
●	Borrowing costs incurred that are attributable to qualifying assets.

Mineral property is carried at cost less accumulated depletion and accumulated impairment losses. Mineral property is depleted on a unit-of-production basis over the estimated life of mine (“LOM”). Depletion of mineral property occurs from the point at which the mine is capable of operating as intended by management.

While preparing the mineral property for its intended use, proceeds associated with the sale of items produced and related cost of sales are recognized in profit or loss.

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. Costs directly attributable to bringing the asset to the location and condition necessary for its intended use, estimate of costs associated with the dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, associated borrowing costs, are included in the cost of the asset.

Depreciation starts on the date when the asset is available for its intended use. Mine plant and buildings are depreciated on a straight-line basis over the shorter of 25 years or the LOM. Depreciation is calculated on a declining-balance basis at an annual rate of 20% for vehicles and equipment. Camp structures are depreciated on a straight-line basis over shorter of 5 to 20 years. Leased assets and associated leasehold improvements are depreciated on a straight-line basis over the term of their respective leases.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Major overhaul expenditures and the cost of replacement of a major component are depreciated over the average expected period between major overhauls.

Expenditures incurred that increase productivity or extend the useful life of an asset beyond the initial estimate are capitalized. The costs of routine repairs and maintenance are expensed in the period the costs are incurred.

An item of plant and equipment is derecognized when either it has been disposed of or when it is permanently withdrawn from use and no future economic benefits are expected from its use or disposal. Any gains or losses arising on the retirement and disposal are included in profit or loss in the period of retirement or disposal.

Mineral property, plant and equipment (continued)

Construction-in-progress

Assets under construction include the costs of the construction of mining and processing facilities on a mineral property for which technical feasibility and commercial viability has been demonstrated.

Assets under construction are not considered to be available for use and are, therefore, not subject to depreciation. When an asset becomes available for use, its costs are transferred from assets under construction to property, plant and equipment, as appropriate.

Leases

Leases

Upon lease commencement, the Company recognizes a right-of-use asset, which is initially measured at the amount of the lease liability plus any direct costs incurred. If the ownership of the underlying asset is transferred to the Company, or the Company is reasonably certain to exercise a purchase option, the Company depreciates the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Otherwise, the Company depreciates the right-of-use asset from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

The Company also assesses the right-of-use asset for impairment when such indicators exist. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease; if the implicit lease rate cannot be determined, the incremental borrowing rate is used. The incremental borrowing rate is the estimated rate that the Company would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Payments against the lease are then offset against the lease liability, with interest recorded as accretion expense in profit or loss. The lease liability is subsequently remeasured to reflect changes to the terms of the lease. Assets and liabilities are recognized for all leases unless the lease term is twelve months or less or the underlying asset has a low value.

Impairment of long-lived assets

Impairment of long-lived assets

At the end of each reporting period, the Company’s long-lived assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash flows, the recoverable amount is determined for the cash generating unit (“CGU”) to which the asset belongs.

Impairment of long-lived assets (continued)

When an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Derivative liabilities

Derivative liabilities

Derivative liabilities are initially recognized at their fair value on the date the derivative contract is entered into, and transaction costs are expensed. The Company’s derivative liabilities are subsequently re-measured at their fair value at each statement of financial position date with changes in fair value recognized in profit or loss. Fair values for derivative instruments that are not traded in an active market are determined using valuation techniques, with assumptions based on market conditions existing at the statement of financial position date or settlement date of the derivative. Management uses its judgment to select a method of valuation and make estimates of specific model inputs that are based on conditions, including market, existing at the end of each reporting period. Derivatives embedded in non-derivative contracts are recognized separately unless they are closely related to the host contract. All derivative instruments are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes derivative liabilities when its contractual obligations are discharged or cancelled, or they expire.

Financial instruments

Financial instruments

Financial instruments are agreements between two parties that give rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Classification of financial assets and liabilities

The Company classifies its financial assets and liabilities in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets and liabilities at initial recognition.

The classification of financial assets is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition, the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has designated them at FVTPL. Directly attributable transaction costs are recognized in profit or loss as incurred. The fair value changes to financial liabilities at FVTPL are presented as follows: the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and the remaining amount of the change in the fair value is presented in profit or loss.

Financial instruments (continued)

(ii)	Measurement of financial assets and liabilities

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost using the effective interest rate method less any impairment. Interest is recorded as accretion expense in profit or loss.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value, with transaction costs recognized in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise. The Company continually assesses any contingent assets to ensure that developments are appropriately reflected in the financial statements. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.

(iii)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses.

(iv)	Equity instruments

A financial instrument is an equity instrument only if (a) the instrument includes no contractual obligation to deliver cash or another financial asset to another entity and (b) if the instrument will or may be settled in the issuer’s own equity instruments, it is either:

●	a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or
●	a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

Provision for closure and reclamation

Provision for closure and reclamation

The Company recognizes liabilities for legal or constructive obligations associated with the retirement of exploration and evaluation interests and mineral property, plant and equipment. Insofar as the amount of the obligation can be measured with sufficient reliability, the net present value of future rehabilitation costs is capitalized to the related asset along with a corresponding increase in the rehabilitation provision in the period recognized.

Provision for closure and reclamation (continued)

The net present value of the rehabilitation obligation is calculated using a pre-tax real discount rate that reflects the time value of money. Environmental monitoring and basic site-maintenance costs as part of a mining process that may impact the ultimate closure and rehabilitation activities are expensed in the period incurred.

The Company’s estimates of reclamation costs could change as a result of changes in regulatory requirements, infrastructure or technology, discount rates and estimates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to the related assets with a corresponding entry to the rehabilitation provision. The increase in the provision due to the passage of time is recognized as accretion expense.

Share-based payments

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued on the date of grant and are amortized over the vesting periods. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest with the corresponding amount recorded to reserves. Upon exercise of an equity instrument, the consideration received is recorded as capital stock, and any amounts previously recorded to reserves are reclassified to capital stock.

For share-based payments in which the terms of the arrangement provide the Company with a choice of whether to settle in cash or by issuing equity instruments, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the equity instrument is accounted for as a liability, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes to fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the Company has a past practice or a stated policy of settling in cash.

If no such obligation exists, the equity instrument is accounted for as equity settled share-based payment and is measured at the fair value on the date of grant. Upon settlement:

(a)	If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) as below.
(b)	If the Company elects to settle by issuing equity instruments, no further accounting is required other than the reclassification of the value of the equity instrument initially recognized in reserves to capital stock, except as noted in (c) below.
(c)	If the Company elects the settlement alternative with the higher fair value, as at the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of the equity instruments that would otherwise have been issued, or the difference between the fair value of the equity instruments issued and the amount of cash that would otherwise have been paid, whichever is applicable).

Loss per share

Loss per share

Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year.

Loss per share (continued)

The Company uses the treasury stock method for calculating diluted loss per share. Under this method, the dilutive effect on loss per share is calculated on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to purchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options, warrants and similar instruments that would be anti-dilutive.

Share splits or share consolidations, where each common share in the capital of the Company is exchanged for a certain number (or fraction) of a new share in the capital of the Company, are accounted for retroactively once they have been enacted, in order to present comparable information. Shares held in escrow, other than where their release is subject to the passage of time, are not included in the calculation of the weighted average number of common shares outstanding.

Flow-through shares

Flow-through shares

The Company has financed a portion of its exploration expenditures through the issuance of flow-through shares. Canadian income tax law permits the Company to transfer the tax deductibility of qualifying resource expenditures financed by such shares to the flow-through shareholders.

On issuance, the Company allocates the flow-through share proceeds to i) share capital, ii) warrants, if any, and iii) flow-through share premium, if any, using the residual value method. If investors pay a premium for the flow-through feature, it is recognized as a liability. Upon incurring qualifying expenditures, the Company reduces the liability and recognizes a flow-through share premium recovery. At the end of the period, the flow-through share premium liability consists of the portion of the premium on flow-through shares that corresponds to the portion of qualifying expenditures that are expected to be properly incurred in the future. Proceeds received from the issuance of flow-through shares are restricted to Canadian resource property expenditures within a prescribed period.

The Company may also be subject to Part XII.6 tax on flow-through proceeds renounced under the Look-back Rule, in accordance with Government of Canada flow-through regulations. When applicable, this tax is accrued as a financial expense until paid.

New standards and interpretations not yet adopted in 2025

New standards and interpretations not yet adopted in 2025

IFRS 18: Presentation and Disclosure of Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”), to improve reporting of financial performance. IFRS 18 will replace IAS 1, Presentation of Financial Statements (“IAS 1”). IFRS 18 introduces specific structure for the income statement by requiring income and expenses to be presented into three defined categories of operating, investing, and financing, and by specifying certain defined totals and subtotals. Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management-defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation, which apply to the primary financial statements and notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income (loss) and how these items are classified.

The standard is applicable for annual reporting periods beginning on or after January 1, 2027, with retrospective application required. The Company is currently evaluating the impact of the adoption of the standard.